Selling Expenses - Schedule of Selling Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Selling Expenses [Abstract]
Commission paid	$ 169,422	$ 144,476	$ 143,724
Consulting expenses	4,974,139	1,485,807	855,079
Employee compensation and benefits	112,450	105,987	132,358
Entertainment expenses	227,284	247,713	197,162
Freight charges	675,134	592,053	716,813
Other expenses	184,322	133,340	72,916
Selling Expenses	$ 6,342,751	$ 2,709,376	$ 2,118,052